Income taxes - Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
$
Income tax expense		$ 4,440	$ 2,814
Expenses not deductible for tax purposes		864	454
Prior year tax adjustments		(196)	45
Other		106	(278)
Change in valuation allowance		(566)	(2,192)
Effect of change in tax rate		(117)	(76)
Total tax (benefit) expense	$ 6,024	$ 4,531	$ 767
%
Income tax expense		2.00%	1.20%
Expenses not deductible for tax purposes		0.40%	0.20%
Prior year tax adjustments		(0.10%)	0.00%
Other		0.00%	(0.10%)
Change in valuation allowance		(0.30%)	(1.00%)
Effect of change in tax rate		(0.10%)	0.00%
Income tax (benefit) expense at effective tax rate	2.50%	1.90%	0.30%
Guernsey
$
Income tax expense	$ 3,065
Expenses not deductible for tax purposes	432
Prior year tax adjustments	34
Other	$ 92
%
Income tax expense	1.30%
Expenses not deductible for tax purposes	0.20%
Prior year tax adjustments	0.00%
Other	0.00%
Jersey
$
Income tax expense	$ 720
Expenses not deductible for tax purposes	5
Prior year tax adjustments	209
Other	$ (65)
%
Income tax expense	0.30%
Expenses not deductible for tax purposes	0.00%
Prior year tax adjustments	0.10%
Other	0.00%
United Kingdom
$
Income tax expense	$ 513
Expenses not deductible for tax purposes	224
Utilisation of tax losses brought forward	(266)
Other	$ (68)
%
Income tax expense	0.20%
Expenses not deductible for tax purposes	0.10%
Utilisation of tax losses brought forward	(0.001)
Other	0.00%
Canada
$
Income tax expense	$ 547
Utilisation of tax losses brought forward	$ (17)
%
Income tax expense	0.20%
Utilisation of tax losses brought forward	0
Switzerland
$
Income tax expense	$ 373
Expenses not deductible for tax purposes	95
Change in valuation allowance	$ (169)
%
Income tax expense	0.20%
Expenses not deductible for tax purposes	0.00%
Change in valuation allowance	(0.10%)
Singapore
$
Income tax expense	$ 49
Expenses not deductible for tax purposes	210
Prior year tax adjustments	$ 5
%
Income tax expense	0.00%
Expenses not deductible for tax purposes	0.10%
Prior year tax adjustments	0.00%
Mauritius
$
Income tax expense	$ 33
Other	$ 3
%
Income tax expense	0.00%
Other	0.00%